Annual Total Returns - Fidelity® Growth Discovery Fund [BarChart] - 06.30 Fidelity Growth Discovery Fund K PRO-08 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Class K	Aug. 29, 2022
Bar Chart Table:
Annual Return 2012	14.70%
Annual Return 2013	36.72%
Annual Return 2014	11.48%
Annual Return 2015	7.29%
Annual Return 2016	0.83%
Annual Return 2017	34.83%
Annual Return 2018	(0.14%)
Annual Return 2019	33.93%
Annual Return 2020	43.61%
Annual Return 2021	23.10%